Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	2 Months Ended	4 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Feb. 14, 2020	Sep. 30, 2019	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net loss	$ (47)		$ (278)	$ (2,047,597)
Adjustment to reconcile net loss to net cash used in operating activities
Interest earned on investments held in Trust Account				(27,682)
Changes in operating assets and liabilities:
Prepaid expenses				(236,226)
Increase in accounts payable and accrued expenses				1,808,604
Increase in payable to related party			(1)	44,195
Increase in accounts payable	47		278
Net cash used in operating activities			(1)	(458,706)
Cash flows from investing activities:
Proceeds deposited in Trust Account				(176,750,000)
Net cash used in investing activities				(176,750,000)
Cash flows from financing activities:
Proceeds from sale of Class B common stock			1
Proceeds from note payable - related party	50,000			100,000
Repayment of note payable - related party				(100,000)
Proceeds from sale of Units in Public Offering				175,000,000
Proceeds from sale of Units in Private Placement				6,500,000
Payment of underwriting discounts				(3,500,000)
Payment of offering expenses				(476,189)
Net cash provided by financing activities	50,000		1	177,523,811
Net increase (decrease) in cash and cash equivalents	50,000			315,105
Cash, beginning of year
Cash, end of period	50,000			315,105
Non-cash investing and financing activities
Original value of Class A Common stock subject to possible redemption				172,437,623
Change in value of Class A Common stock subject to possible redemption				(1,961,692)
Supplemental disclosures:
Interest paid
Taxes paid
EOS ENERGY STORAGE, LLC
Net loss				(45,348,000)	$ (60,655,000)	(79,483,000)	$ (28,498,000)
Adjustment to reconcile net loss to net cash used in operating activities
Stock-based compensation				270,000	105,000	135,000	137,000
Depreciation and amortization				1,142,000	1,770,000	2,123,000	2,417,000
Impairment of property and equipment					1,590,000	1,590,000	1,441,000
Provision for firm purchase commitments				5,807,000
Loss from equity in unconsolidated joint venture				133,000		178,000
Accreted interest on convertible notes payable - related party				23,366,000	30,851,000	49,708,000
Loss on extinguishment of convertible notes – related party					6,111,000	6,111,000
Change in fair value, embedded derivative				(1,721,000)	1,528,000	716,000
Other				6,000	(64,000)	(52,000)
Changes in operating assets and liabilities:
Receivable on sale of state tax attributes				4,060,000		(4,060,000)
Prepaid expenses				273,000	(579,000)	(353,000)	415,000
Inventory				(78,000)	277,000	634,000	(489,000)
Grants receivable				40,000	352,000	352,000	(91,000)
Vendor deposits – related party				(3,143,000)
Vendor deposits				(394,000)	316,000
Security deposits				(2,000)	(45,000)	(64,000)
Accounts receivable				(35,000)
Increase in accounts payable and accrued expenses				5,106,000	(2,546,000)	(1,070,000)	(521,000)
Contract liabilities				10,000	99,000	(468,000)	58,000
Deferred rent				87,000	127,000	169,000	213,000
Net cash used in operating activities				(10,595,000)	(20,763,000)	(23,834,000)	(24,918,000)
Cash flows from investing activities:
Investment in joint venture				(1,561,000)		(601,000)
Purchases of property and equipment				(1,839,000)	(1,858,000)	(2,299,000)	(1,697,000)
Net cash used in investing activities				(3,400,000)	(1,858,000)	(2,900,000)	(1,697,000)
Cash flows from financing activities:
Capital lease payments				(8,000)	(42,000)	(72,000)	(47,000)
Proceeds from issuance of convertible notes payable - related party				8,839,000	17,390,000	19,346,000	4,268,000
Proceeds from Paycheck Protection Program loan				1,257,000
Proceeds from other financing				195,000
Repayment of other financing				(49,000)
Proceeds / (repayment) of short term notes payable					(1,000,000)	(1,000,000)	1,000,000
Proceeds attributable to beneficial conversion features of convertible notes payable - related party						1,793,000
Issuance of contingently redeemable preferred stock				9,259,000	1,289,000	2,031,000	24,854,000
Net cash provided by financing activities				19,666,000	17,637,000	22,098,000	30,075,000
Net increase (decrease) in cash and cash equivalents				5,672,000	(4,984,000)	(4,636,000)	3,460,000
Cash, beginning of year	$ 862,000			862,000	5,498,000	5,498,000	2,038,000
Cash, end of period		$ 514,000	$ 862,000	6,534,000	514,000	862,000	5,498,000
Non-cash investing and financing activities
Contribution of inventory to joint venture						167,000
Conversion of notes payable to members' capital							5,918,000
Accrued and unpaid capital expenditures				329,000	146,000	93,000	444,000
Accrued and unpaid deferred transaction costs				2,386,000
Supplemental disclosures:
Interest paid				$ 115,000	$ 6,000	$ 6,000	$ 3,000